Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Materials and supplies	¥ 577	¥ 1,012
Goods for resale	2,303	3,820
Inventories	¥ 2,880	¥ 4,832